INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Disclosure of Reconciliation of the Effective Tax Rate
The reconciliation of the effective tax rate is as follows:

	2023	2022
	$	$
Net earnings (loss) before income taxes	(103,766,137)	17,775,766
Combined statutory income tax rate in Canada	26.50%	26.50%
Expected income tax expense (recovery)	(27,498,026)	4,710,578

Non-deductible share-based employee remuneration	1,386,071	3,275,949
Change in fair value of share warrant obligations	(7,097,660)	(26,889,069)
Non-deductible accretion expense	1,525,199	16,529
Change in unrecognized deferred tax assets	31,505,502	18,596,751
Impact of US tax rate applicable to the subsidiary	173,834	173,323
Non-deductible expenses	62,703	114,518
Other	(57,623)	1,421
	—	—

Schedule of Disclosure of Components of Deferred Income Tax Assets and Liabilities
The components of the deferred income tax assets and (liabilities) are as follows:

	December 31, 2023	December 31, 2022
	$	$
Property, plant and equipment	2,138,000	(16,438,000)
Right-of-use assets	(24,258,000)	(16,202,000)
Intangible assets	(46,162,000)	(37,151,000)
Lease liabilities	23,681,000	16,051,000
Non-capital losses carry-forward	36,632,000	50,100,000
Deferred financing cost	(203,000)	(282,000)
Financing fees and other	8,172,000	3,922,000
	—	—
The Group has accumulated unrecognized deductible temporary differences, unused tax losses and unused research and development expenditures as follows:

	December 31, 2023	December 31, 2022
	$	$
Deductible temporary differences	5,486,000	6,059,000
Non-capital losses carry-forward	152,505,000	73,623,000
Research and development expenditures carry-forward	104,680,000	65,710,000
	262,671,000	145,392,000
The Group has accumulated unrecognized unused tax credits as follows:

	December 31, 2023	December 31, 2022
	$	$
Canadian Federal investment tax credits	16,000,000	10,307,000
Québec investment and innovation tax credit	437,000	64,000
	16,437,000	10,371,000